Financial investments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial investments [Abstract]
Short-term investment	R$ 210,103	R$ 131,239
Total	R$ 210,103	R$ 131,239